Shareholders' Equity (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Capitalization, Equity [Line Items]
Stock acquired, shares	18,900,000	5,700,000	3,100,000
Share repurchases under stock repurchase program, amount	$ 788,000,000	$ 204,000,000	$ 47,000,000
Shares repurchased for dilution purposes, shares	4,400,000	1,100,000	30,000
Shares repurchased for dilution purposes, amount	185,000,000	42,000,000	869,000
Retirement of treasury stock	7,500,000	6,000,000	3,000,000
Dividends paid by subsidiaries to parent company	769,000,000
Dividend from funds available from sale of affilate	305,000,000
Maximum amount of dividends expected to be available from subsidiaries without regulatory approval during 2012	$ 470,000,000
Antidilutive shares	3,500,000	10,300,000	14,100,000